Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total		Capital [member]	Treasury shares [member]	Share-based remuneration [member]	Government grants [member]	Legal Reserve [member]	Additional proposed dividends [member]	For investment and working capital [member]	Retained earnings [member]	Result in transaction with non-controlling interest [member]	Actuarial gain (loss) on post employment benefit obligation [member]	Cumulative translation adjustments [member]	Other cumulative translation adjustment [member]	Total shareholders equity [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2014	$ 3,864.8		$ 1,438.0	$ (60.1)	$ 33.1	$ 40.7	$ 180.3		$ 2,208.5		$ (4.2)	$ (44.9)	$ (25.7)	$ (0.9)	$ 3,764.8	$ 100.0
Net income for the period	80.8									$ 69.2					69.2	11.6
Actuarial loss on post employment benefit obligation	3.0											3.0			3.0
Translation adjustments	(86.8)												(77.1)		(77.1)	(9.7)
Financial instruments	0.3													0.3	0.3
Total comprehensive income	(2.7)	[1]								69.2		3.0	(77.1)	0.3	(4.6)	1.9
Share-based remuneration	2.3				2.3										2.3
Stock option grants exercised	7.2			21.7						(14.5)					7.2
Allocation of profits:
Government grants						0.9				(0.9)
Legal reserve							3.1			(3.1)
Interest on own capital	(27.9)							$ 6.6		(34.5)					(27.9)
Reserve for investments and working capital									16.2	(16.2)
Ending balance at Dec. 31, 2015	3,843.7		1,438.0	(38.4)	35.4	41.6	183.4	6.6	2,224.7		(4.2)	(41.9)	(102.8)	(0.6)	3,741.8	101.9
Net income for the period	167.8									166.1					166.1	1.7
Actuarial loss on post employment benefit obligation	(7.6)											(7.6)			(7.6)
Translation adjustments	(8.1)												3.1		3.1	(11.2)
Financial instruments	11.0													11.0	11.0
Total comprehensive income	163.1	[1]								166.1		(7.6)	3.1	11.0	172.6	(9.5)
Share-based remuneration	1.4				1.4										1.4
Stock option grants exercised	1.7			6.4						(4.7)					1.7
Acquisition of own shares	(17.1)			(17.1)											(17.1)
Allocation of profits:
Dividends for 2015 approved in 2016	(6.6)							$ (6.6)							(6.6)
Government grants						1.0				(1.0)
Legal reserve							9.0			(9.0)
Interest on own capital	(22.0)									(22.0)					(22.0)
Dividends	(23.0)									(23.0)					(23.0)
Reserve for investments and working capital									106.4	(106.4)
Ending balance at Dec. 31, 2016	3,941.2		1,438.0	(49.1)	36.8	42.6	192.4		2,331.1		(4.2)	(49.5)	(99.7)	10.4	3,848.8	92.4
Net income for the period	262.8									246.8					246.8	16.0
Actuarial loss on post employment benefit obligation	9.2											9.2			9.2
Translation adjustments	51.0												46.0		46.0	5.0
Financial instruments	(10.3)													(10.3)	(10.3)
Total comprehensive income	312.7	[1]								246.8		9.2	46.0	(10.3)	291.7	21.0
Share-based remuneration	0.5				0.5										0.5
Stock option grants exercised	5.9			12.3						(6.4)					5.9
Acquisition of own shares	(15.0)			(15.0)											(15.0)
Allocation of profits:
Government grants						4.3				(4.3)
Legal reserve							12.0			(12.0)
Interest on own capital	(47.3)									(47.3)					(47.3)
Dividends	(16.0)									(16.0)					(16.0)
Reserve for investments and working capital									160.8	$ (160.8)
Ending balance at Dec. 31, 2017	$ 4,182.0		$ 1,438.0	$ (51.8)	$ 37.3	$ 46.9	$ 204.4		$ 2,491.9		$ (4.2)	$ (40.3)	$ (53.7)	$ 0.1	$ 4,068.6	$ 113.4

[1]	Items presented above are net of deferred income tax of US$ 4.8, US$ 3.9 and US$ 3.3 for the year ended December 31, 2017, 2016 and 2015, respectivelly.